FINANCIAL RISK MANAGEMENT - Financial liabilities (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
Total financial liabilities	Rp 72,326	Rp 64,189
Financial liabilities measured at amortized cost | Trade and other payables
FINANCIAL RISK MANAGEMENT
Total financial liabilities	15,214	15,791
Financial liabilities measured at amortized cost | Accrued expenses
FINANCIAL RISK MANAGEMENT
Total financial liabilities	12,769	12,630
Financial liabilities measured at amortized cost | Short-term bank loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	4,043	2,289
Financial liabilities measured at amortized cost | Two-step loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	949	1,098
Financial liabilities measured at amortized cost | Bonds and notes
FINANCIAL RISK MANAGEMENT
Total financial liabilities	10,481	8,982
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	23,220	18,004
Financial liabilities measured at amortized cost | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Total financial liabilities	3,145	3,804
Financial liabilities measured at amortized cost | Other borrowings
FINANCIAL RISK MANAGEMENT
Total financial liabilities	2,244	1,295
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL RISK MANAGEMENT
Total financial liabilities	Rp 261	Rp 296